REPORTABLE SEGMENTS - Reconciliation of business segment operating loss to net loss (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
REPORTABLE SEGMENTS
Operating (loss) income	$ (3,026)	$ (2,175)	$ (5,890)	$ (4,316)
Interest expense	(667)	(472)	(1,820)	(902)
Loss on extinguishment of debt			(592)
Change in fair value of convertible notes	(1,623)	182	(1,623)	182
Change in fair value of forward purchase agreement	(8,575)		(8,575)
Gain on forward purchase agreement modification	1,443		1,443
Other income (expense), net	270	(149)	59	4
Net loss	(12,178)	(2,614)	(16,998)	(5,032)
Reported segment
REPORTABLE SEGMENTS
Operating (loss) income	46	(1,190)	(625)	(1,880)
Unallocated corporate
REPORTABLE SEGMENTS
Operating (loss) income	(3,072)	(985)	(5,265)	(2,436)
Unallocated corporate costs	$ (3,072)	$ (985)	$ (5,265)	$ (2,436)